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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                        Pioneer Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2003 through September 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                    LARGE CAP
                                     GROWTH
                                      FUND

                                   Semiannual
                                     Report

                                     9/30/03

                          [PIONEER INVESTMENTS(R) LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Performance Update                                                            3

Portfolio Management Discussion                                               4

Schedule of Investments                                                       7

Financial Statements                                                         14

Notes to Financial Statements                                                18

Trustees, Officers and Service Providers                                     22

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/03
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------

The stock market rally that began last           -----------------------------
spring extended into late summer as
signs of an economic recovery                    Pioneer's new
accumulated. Gross domestic product, a           president
tally of all goods and services produced
in the United States, expanded, thanks           Osbert Hood was recently
to increased personal consumption,               named Chief Executive
housing and business spending, low               Officer and President of
short-term interest rates and lower              Pioneer Investments U.S.A.
taxes on individuals. While broader              Mr. Hood, formerly Pioneer's
market indicators managed small gains,           Chief Operating Officer and
the NASDAQ Composite rose sharply in the         a key member of the senior
third quarter as investors sensed that           management committee,
companies might soon boost technology            joined Pioneer in 2000 from
outlays. September's dip in consumer             John Hancock Financial
expectations linked to slow job                  Services, where he had held
creation, plus cutbacks in OPEC oil              senior financial positions.
production, drove markets off their              "I am excited and honored
highest levels. Investors also kept an           to have the opportunity to
eye on the news, as U.S. troops came             lead Pioneer as it continues
under daily fire in Iraq and tensions            to grow," Mr. Hood said.
elsewhere remained.                              "As CEO I look forward to
                                                 furthering Pioneer's strate-
As the economy appeared to strengthen,           gic goals, including develop-
investors who had sought safety in U.S.          ing new products that can
Treasury issues grew less risk-averse.           meet the wider needs of
As a result, corporate bonds moved               investors and the advisers
broadly higher and the Treasury bond             who serve them."
rally stalled. Some of the biggest gains
were recorded among lower-rated,                 -----------------------------
high-yield bonds whose issuers often
depend on a strong economy to boost
earnings. Bonds in emerging and
developed markets also did well, as
economies stabilized and currencies rose against the slumping U.S. dollar.

Stocks and bonds, bonds and stocks

Over the past few years, investor
sentiment has swung from stocks to bonds and back again, from U.S. government securities to corporate and international issues. Each sector has spent time in the spotlight or backstage, delivering periods of stronger or weaker performance relative to one another.

With sectors constantly moving in and out of favor, how can you increase your chances of holding investments that are performing well? By owning several kinds of securities, not just one or two. Through a process called asset allocation, you can create an investment mix that reflects your needs, taking into account such factors as your age, your financial goals and their timing, and, of course, your comfort level where risk is concerned.

Asset allocation is only one area in which a qualified investment professional can serve you well. Ask your advisor to review how shifting markets may have affected your asset allocation recently. And if you've never thought about asset allocation before, now is the best time to start.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.

Respectfully,

/s/ Osbert Hood
----------------------------------
Osbert Hood, President and Chief Executive Officer
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

U.S. Common Stocks                                  98%
Depositary Receipts for International Stocks       2.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[REPRESENTATION OF PIE CHART]

Information Technology           31.1%
Health Care                      18.7%
Consumer Discretionary           14.3%
Financials                       10.4%
Industrials                       9.3%
Consumer Staples                  9.0%
Energy                            4.1%
Materials                         1.7%
Telecommunications Services       1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)*

--------------------------------------------------------------------------------
    1.   Pfizer, Inc.                                                    6.90%
--------------------------------------------------------------------------------
    2.   Microsoft Corp.                                                 4.91
--------------------------------------------------------------------------------
    3.   Wal-Mart Stores, Inc.                                           4.23
--------------------------------------------------------------------------------
    4.   General Electric Co.                                            3.76
--------------------------------------------------------------------------------
    5.   Intel Corp.                                                     3.47
--------------------------------------------------------------------------------
    6.   NASDAQ-100 Index Traded Fund                                    3.07
--------------------------------------------------------------------------------
    7.   Cisco Systems, Inc.                                             2.46
--------------------------------------------------------------------------------
    8.   Dell, Inc.                                                      2.11
--------------------------------------------------------------------------------
    9.   Amgen, Inc.                                                     2.04
--------------------------------------------------------------------------------
   10.   Sandisk Corp.                                                   1.61

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 9/30/03     3/31/02
                          $10.75      $8.99

Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 9/30/03)        Dividends   Capital Gains   Capital Gains
                          $ -         $ -             $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

----------------------------------------------
Average Annual Total Returns
(As of September 30, 2003)
                  Net Asset    Public Offering
Period              Value          Price*
  Life-of-Fund       6.73%          1.19%
  (8/22/02)
  1 Year            25.00          17.87
----------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.
* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[REPRESENTATION OF MOUNTAIN CHART]


             Pioneer
              Large       Russell
               Cap         1000
              Growth      Growth
Date          Fund*       Index
----         -------      -------
8/02           9425       10000
9/02           8481        8963
9/03          10602       11286

+ Index comparison begins 8/30/02.

The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other fund expenses; otherwise, returns would have been lower.

The Russell 1000 Growth Index contains those Russell 1000 securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes and fees that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03
--------------------------------------------------------------------------------

Fueled by low interest rates, gains in consumer confidence and increased manufacturing activity, the U.S. stock market - and growth stocks in particular
- surged in the six months ended September 30, 2003. In the following interview, Eric Weigel discusses Pioneer Large Cap Growth Fund's strategy and the factors that influenced performance during this period. Mr. Weigel is the Fund's day-to-day manager.

Q:  How did the Fund perform over the past six months?

A: Pioneer Large Cap Growth Fund's Class A shares had a total return of 19.58% at net asset value for the six months ended September 30, 2003. For the same period, the Russell 1000 Growth Index had a return of 18.78%.

Q:  What factors most affected Fund performance?

A: Technology stocks made the biggest contribution to performance. The Fund's exposure to technology was slightly larger than that of its index, and its holdings in this sector rose more than 37% during the period. While the Fund benefited from the sector's overall performance, our stock selection, particularly in semiconductor stocks, helped even more. For example, Lexar Media, which makes "flash memory" cards for digital cameras, cell phones and other devices, gained over 420% during the period. SanDisk, which makes similar products, gained almost 280%. Other semiconductor companies such as Qualcomm Inc. and Micron Technology Inc. also contributed to performance.

Q:  Why have these companies done so well?

A: So far, this segment of the market has been driven by sales of consumer electronics: cameras, cell phones and other consumer electronics products. On the other hand, large corporations have not significantly increased their spending on information technology. They seem to be waiting to see more signs of real economic expansion. So, until corporate spending picks up, it's consumers who are driving the semiconductor stocks.

Q:  Could you talk about other stocks that contributed to performance?

A: Even though our exposure to consumer discretionary companies was less than the Fund's benchmark, a number of our holdings in

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    this group did well. We got good returns from AOL Time Warner, Amazon.com, Tiffany & Co., Best Buy and Michaels Stores. We had reduced exposure to consumer discretionary companies because we did not expect consumer spending to be as robust as it has been. So, even though we had good stock selection, we would have done even better if our allocation to that sector had been closer to the benchmark. Elsewhere, our holdings in basic materials helped performance. Freeport McMoRan Copper & Gold, for example, was up 96% for the six months.

Q:  What stocks hurt performance?

A: In health care, Johnson & Johnson was down about 14%; however, our allocation to that stock was less than the index, and so it didn't hurt the Fund too badly. Another health care company, HCA, also declined. In other sectors, Anadarko Petroleum; Lexmark International - a computer printer manufacturer; and Kohl's - a retailer, also declined. In all, we only had a few stocks that were down for the six-month period.

Q:  How would you describe the investment environment of the past six months?

A: Extremely bullish. First, much of the uncertainty surrounding the market leading up to the conflict in Iraq seems to have been resolved. Also, as short-term interest rates have come down and stayed down, the competitive position of stocks to fixed-income investments has improved significantly. At the same time, economic growth seems to be coming back and employment numbers seem to be getting a little bit better. Finally, consumer spending is holding up. The September retail numbers, which came out just after the end of the six-month period, were pretty good. So I think there has been less uncertainty in the environment, and economic growth is picking up steam. We're not at full throttle yet, but the economic climate has been good for stocks.

Q:  What is your investment approach?

A: We follow a relatively low-risk strategy that seeks returns in line with the Russell 1000 Growth Index. In fact, our exposure to sectors is usually fairly close to that of the Fund's index. However, we also use a company-by-company process to evaluate the strengths

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03                            (continued)
--------------------------------------------------------------------------------

    and weaknesses of each stock considered for the portfolio. As a result, we may invest a larger or smaller amount in an individual stock relative to its weighting in the index.

Q:  What is your investment outlook?

A: For the rest of this year, we're fairly optimistic. We are seeing good corporate earnings reports and the economy seems to be improving. And, a lot of money is still sitting on the sidelines, waiting to be invested in the stock market. For these reasons, we would not be surprised to see stocks do well for the rest of this year. As we look a little further ahead, we're a bit cautious. The price increases we've seen in many stocks over the past several months aren't fully supported by the earnings growth of those companies. In the third quarter, for example, corporate earnings were up about 19% compared to the same period last year. However, many stocks are up much more than that. So, we may see a slowdown from the market's recent impressive gains. But, right now, we remain committed to a fairly aggressive strategy.






Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

Shares                                                             Value
           COMMON STOCKS - 95.4%
           Energy - 4.1%
           Integrated Oil & Gas - 2.5%
    260    Murphy Oil Corp.                                   $   15,275
    400    Occidental Petroleum Corp.                             14,092
    250    Royal Dutch Petroleum Co.                              11,050
                                                              ----------
                                                              $   40,417
                                                              ----------
           Oil & Gas Exploration & Production - 1.6%
    250    Anadarko Petroleum Corp.                           $   10,440
    300    Devon Energy Corp.                                     14,457
                                                              ----------
                                                              $   24,897
                                                              ----------
           Total Energy                                       $   65,314
                                                              ----------
           Materials - 1.7%
           Diversified Metals & Mining - 0.9%
    450    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   14,895
                                                              ----------
           Paper Products - 0.8%
    300    Bowater, Inc.                                      $   12,618
                                                              ----------
           Total Materials                                    $   27,513
                                                              ----------
           Capital Goods - 5.5%
           Aerospace & Defense - 0.3%
     65    Northrop Grumman Corp.                             $    5,604
                                                              ----------
           Electrical Components & Equipment - 3.7%
  2,000    General Electric Co.                               $   59,620
                                                              ----------
           Industrial Conglomerates - 0.5%
    120    3M Co.                                             $    8,288
                                                              ----------
           Industrial Machinery - 1.0%
    350    SPX Corp.*                                         $   15,848
                                                              ----------
           Total Capital Goods                                $   89,360
                                                              ----------
           Commercial Services & Supplies - 0.7%
           Diversified Commercial Services - 0.7%
    250    H & R Block, Inc.                                  $   10,788
                                                              ----------
           Total Commercial Services & Supplies               $   10,788
                                                              ----------
           Transportation - 1.3%
           Railroads - 0.6%
    175    Canadian National Railway Co.                      $    9,103
                                                              ----------


The accompanying notes are an integral part of these financial statements.    7

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
           Trucking - 0.7%
  175      United Parcel Service                         $   11,165
                                                         ----------
           Total Transportation                          $   20,268
                                                         ----------
           Consumer Durables & Apparel - 0.4%
           Apparel, Accessories & Luxury Goods - 0.4%
  350      TJX Companies, Inc.                           $    6,797
                                                         ----------
           Total Consumer Durables & Apparel             $    6,797
                                                         ----------
           Hotels, Restaurants & Leisure - 1.4%
           Casinos & Gaming - 1.4%
  150      Harrah's Entertainment, Inc.                  $    6,316
  600      International Game Technology                     16,890
                                                         ----------
                                                         $   23,206
                                                         ----------
           Total Hotels, Restaurants & Leisure           $   23,206
                                                         ----------
           Media - 1.8%
           Advertising - 0.4%
  100      Omnicom Group                                 $    7,185
                                                         ----------
           Broadcasting & Cable TV - 0.9%
  200      Clear Channel Communications, Inc.            $    7,660
  194      Comcast Corp.*                                     5,991
                                                         ----------
                                                         $   13,651
                                                         ----------
           Movies & Entertainment - 0.5%
  200      Viacom, Inc. (Class B)                        $    7,660
                                                         ----------
           Total Media                                   $   28,496
                                                         ----------
           Retailing - 6.3%
           Apparel Retail - 0.6%
  200      Ross Stores, Inc.                             $    9,272
                                                         ----------
           Department Stores - 0.3%
  100      Kohl's Corp.*                                 $    5,350
                                                         ----------
           General Merchandise Stores - 1.6%
  250      Family Dollar Stores, Inc.                    $    9,973
  400      Target Corp.                                      15,052
                                                         ----------
                                                         $   25,025
                                                         ----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                  Value
           Home Improvement Retail - 2.0%
    450    Home Depot, Inc.                        $   14,333
    350    Lowe's Companies, Inc.                      18,165
                                                   ----------
                                                   $   32,498
                                                   ----------
           Specialty Stores - 1.8%
    250    Bed Bath & Beyond, Inc.*                $    9,545
    200    Michaels Stores, Inc.                        8,152
    300    Tiffany & Co.                               11,199
                                                   ----------
                                                   $   28,896
                                                   ----------
           Total Retailing                         $  101,041
                                                   ----------
           Food & Drug Retailing - 7.1%
           Drug Retail - 1.7%
    500    CVS Corp.                               $   15,530
    400    Walgreen Co.                                12,256
                                                   ----------
                                                   $   27,786
                                                   ----------
           Food Distributors - 0.7%
    100    Amerisourcebergen Corp.                 $    5,405
    200    McKesson HBOC, Inc.                          6,658
                                                   ----------
                                                   $   12,063
                                                   ----------
           Food Retail - 0.5%
    150    William Wrigley Jr., Co.                $    8,295
                                                   ----------
           Hypermarkets & Supercenters - 4.2%
  1,200    Wal-Mart Stores, Inc.                   $   67,020
                                                   ----------
           Total Food & Drug Retailing             $  115,164
                                                   ----------
           Food, Beverage & Tobacco - 2.2%
           Distillers & Vintners - 0.9%
    300    Anheuser-Busch Companies, Inc.          $   14,802
                                                   ----------
           Soft Drinks - 1.3%
    300    The Coca-Cola Co.                       $   12,888
    175    PepsiCo, Inc.                                8,020
                                                   ----------
                                                   $   20,908
                                                   ----------
           Total Food, Beverage & Tobacco          $   35,710
                                                   ----------
           Household & Personal Products - 3.7%
           Household Products - 1.0%
    175    Procter & Gamble Co.                    $   16,243
                                                   ----------


The accompanying notes are an integral part of these financial statements.    9

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                     Value
           Personal Products - 2.7%
    700    Gillette Co.                               $   22,386
    400    Kimberly-Clark Corp.                           20,528
                                                      ----------
                                                      $   42,914
                                                      ----------
           Total Household & Personal Products        $   59,157
                                                      ----------
           Health Care Equipment & Supplies - 8.4%
           Health Care Distributors - 3.2%
    200    Abbott Laboratories                        $    8,510
    500    Johnson & Johnson Co.                          24,760
    400    Wyeth                                          18,440
                                                      ----------
                                                      $   51,710
                                                      ----------
           Health Care Equipment - 2.7%
    400    Baxter International, Inc.                 $   11,624
    300    Biomet, Inc.*                                  10,083
    400    St. Jude Medical, Inc.*                        21,508
                                                      ----------
                                                      $   43,215
                                                      ----------
           Health Care Facilities - 0.4%
    200    HCA, Inc.                                  $    7,372
                                                      ----------
           Managed Health Care - 2.1%
    250    Anthem, Inc.*                              $   17,832
    200    Wellpoint Health Networks, Inc.*               15,416
                                                      ----------
                                                      $   33,248
                                                      ----------
           Total Health Care Equipment & Supplies     $  135,545
                                                      ----------
           Pharmaceuticals & Biotechnology - 10.0%
           Biotechnology - 2.5%
    500    Amgen, Inc.*                               $   32,285
    250    MedImmune, Inc.*                                8,253
                                                      ----------
                                                      $   40,538
                                                      ----------
           Pharmaceuticals - 7.5%
    100    Eli Lilly & Co.                            $    5,940
  3,600    Pfizer, Inc.                                  109,368
    200    Sepracor, Inc.*                                 5,508
                                                      ----------
                                                      $  120,816
                                                      ----------
           Total Pharmaceuticals & Biotechnology      $  161,354
                                                      ----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                         Value
           Banks - 1.8%
           Diversified Banks - 1.4%
    300    U.S. Bancorp                                   $    7,197
    300    Wells Fargo & Co.                                  15,450
                                                          ----------
                                                          $   22,647
                                                          ----------
           Thrifts & Mortgage Finance - 0.4%
    100    Federal National Mortgage Association          $    7,020
                                                          ----------
           Total Banks                                    $   29,667
                                                          ----------
           Diversified Financials - 4.1%
           Asset Management & Custody Banks - 0.4%
    200    The Bank of New York Co., Inc.                 $    5,822
                                                          ----------
           Consumer Finance - 1.4%
    300    American Express Co.                           $   13,518
    240    SLM Corp.                                           9,350
                                                          ----------
                                                          $   22,868
                                                          ----------
           Investment Banking & Brokerage - 0.7%
    200    Merrill Lynch & Co., Inc.                      $   10,706
                                                          ----------
           Other Diversified Financial Services - 1.1%
    400    Citigroup, Inc.                                $   18,204
                                                          ----------
           Specialized Finance - 0.5%
    150    Moody's Corp.                                  $    8,246
                                                          ----------
           Total Diversified Financials                   $   65,846
                                                          ----------
           Insurance - 1.3%
           Multi-Line Insurance - 1.3%
    350    American International Group, Inc.             $   20,195
                                                          ----------
           Total Insurance                                $   20,195
                                                          ----------
           Software & Services - 12.8%
           Application Software - 9.4%
    350    Adobe Systems, Inc.                            $   13,741
    500    Cadence Design System, Inc.*                        6,700
  2,800    Microsoft Corp.                                    77,812
  1,400    Oracle Corp.*                                      15,708
    350    Synopsys, Inc.*                                    10,770
    225    Symantec Corp.*                                    14,180
    400    Veritas Software Corp.*                            12,560
                                                          ----------
                                                          $  151,471
                                                          ----------


The accompanying notes are an integral part of these financial statements.   11

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
           Data Processing & Outsourced Services - 2.8%
    125    Affiliated Computer Services, Inc.*             $    6,086
    200    Automatic Data Processing, Inc.                      7,170
    325    Concord EFS, Inc.*                                   4,443
    400    First Data Corp.                                    15,984
    450    SunGard Data Systems, Inc.*                         11,839
                                                           ----------
                                                           $   45,522
                                                           ----------
           Home Entertainment Software - 0.6%
    100    Electronic Arts, Inc.*                          $    9,223
                                                           ----------
           Total Software & Services                       $  206,216
                                                           ----------
           Technology Hardware & Development - 13.6%
           Communications Equipment - 5.4%
  2,000    Cisco Systems, Inc.*                            $   39,080
    150    L-3 Communications Holdings, Inc.*                   6,487
    500    Motorola, Inc.                                       5,985
  1,500    Nokia Corp. (A.D.R.)                                23,400
    300    Qualcomm, Inc.                                      12,492
                                                           ----------
                                                           $   87,444
                                                           ----------
           Computer Hardware - 3.6%
  1,000    Dell, Inc.*                                     $   33,390
    500    Hewlett-Packard Co.                                  9,680
    175    IBM Corp.                                           15,458
                                                           ----------
                                                           $   58,528
                                                           ----------
           Computer Storage & Peripherals - 3.9%
    925    EMC Corp.*                                      $   11,683
    900    Lexar Media, Inc.*                                  15,336
    150    Lexmark International Group, Inc.*                   9,452
    400    SanDisk Corp.*                                      25,496
                                                           ----------
                                                           $   61,967
                                                           ----------
           Electronic Equipment & Instruments - 0.7%
    750    Flextronics International, Ltd.*                $   10,635
                                                           ----------
           Total Technology Hardware & Development         $  218,574
                                                           ----------
           Semiconductors - 5.9%
           Semiconductor Equipment - 1.0%
    925    Applied Materials, Inc.*                        $   16,779
                                                           ----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                            Value
             Semiconductors - 4.9%
   2,000     Intel Corp.                                     $   55,020
     650     Micron Technology, Inc.*                             8,723
     650     Texas Instruments, Inc.                             14,820
                                                             ----------
                                                             $   78,563
                                                             ----------
             Total Semiconductors                            $   95,342
                                                             ----------
             Telecommunication Services - 1.3%
             Integrated Telecommunication Services - 0.1%
     120     AT&T Corp.                                      $    2,586
                                                             ----------
             Wireless Telecommunication Services - 1.2%
   1,300     AT&T Wireless Services, Inc.*                   $   10,634
     400     Vodafone Group Plc (A.D.R.)                          8,100
                                                             ----------
                                                             $   18,734
                                                             ----------
             Total Telecommunication Services                $   21,320
                                                             ----------
             TOTAL COMMON STOCKS
             (Cost $1,436,151)                               $1,536,873
                                                             ----------
             EXCHANGE TRADED FUND - 3.0%
   1,500     Nasdaq 100 Index Traded Fund*                   $   48,630
                                                             ----------
             TOTAL EXCHANGE TRADED FUND
             (Cost $37,229)                                  $   48,630
                                                             ----------
             TOTAL INVESTMENT IN SECURITIES - 98.4%
             (Cost $1,473,380) (a)(b)                        $1,585,503
                                                             ----------
             OTHER ASSETS AND LIABILITIES - 1.6%             $   26,516
                                                             ----------
             TOTAL NET ASSETS - 100.0%                       $1,612,019
                                                             ----------

*    Non-income producing securities.

(a) At September 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $1,473,380 was as follows:

     Aggregate gross unrealized gain for all
     investments in which there is an excess of value
     over tax cost                                             $177,359
     Aggregate gross unrealized loss for all
     investments in which there is an excess of tax
     cost over value                                            (65,236)
                                                               --------
     Net unrealized gain                                       $112,123
                                                               --------

(b) The Fund elected to defer approximately $1,815 of currency losses recognized between November 1, 2002 and September 30, 2003 to its fiscal year ending September 30, 2004.

     Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2003 aggregated $273,229 and $187,497, respectively.


The accompanying notes are an integral part of these financial statements.   13

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $1,473,380)      $1,585,503
  Cash                                                          91,350
  Dividends and interest receivable                              1,129
  Due from Pioneer Investment Management, Inc.                   7,884
  Other                                                          3,010
                                                            ----------
       Total assets                                         $1,688,876
                                                            ----------
LIABILITIES:
  Payables -
   Investment securities purchased                          $   17,011
  Due to affiliates                                              4,229
  Accrued expenses                                              55,617
                                                            ----------
       Total liabilities                                    $   76,857
                                                            ----------
NET ASSETS:
  Paid-in capital                                           $1,497,781
  Accumulated net investment loss                               (2,593)
  Accumulated net realized gain on investments                   4,708
  Net unrealized gain on investments                           112,123
                                                            ----------
       Total net assets                                     $1,612,019
                                                            ----------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  (Based on $1,612,019/150,000 shares)                      $    10.75
                                                            ----------
MAXIMUM OFFERING PRICE
  Class A ($10.75 [divided by] 94.25%)                      $    11.41
                                                            ----------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $85)          $7,135
  Interest                                                     307
  Income from securities loaned, net                             1
                                                            ------
       Total investment income                                          $  7,443
                                                                        ---------
EXPENSES:
  Management fees                                           $5,784
  Transfer agent fees                                          366
  Distribution fees                                          1,928
  Registration fees                                            648
  Professional fees                                         19,356
  Administrative fees                                       18,801
  Custodian fees                                             5,820
  Printing                                                   6,339
  Miscellaneous                                              3,467
  Fees and expenses of nonaffiliated trustees                3,033
                                                            ------
       Total expenses                                                   $ 65,542
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management, Inc.                   (55,506)
                                                                        ---------
       Net expenses                                                     $ 10,036
                                                                        ---------
         Net investment loss                                            $ (2,593)
                                                                        ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                      $ 19,860
  Net unrealized gain on investments                                     245,572
                                                                        ---------
   Net gain on investments                                              $265,432
                                                                        ---------
   Net increase in net assets resulting from operations                 $262,839
                                                                        ---------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/03 and Period Ended 3/31/03

                                                                   Six Months
                                                                      Ended         8/22/02
                                                                     9/30/03          to
                                                                   (unaudited)      3/31/03
FROM OPERATIONS:
Net investment loss                                                $   (2,593)     $   (2,219)
Net realized gain (loss) on investments                                19,860         (15,152)
Net unrealized gain (loss) on investments                             245,572        (133,449)
                                                                   ----------      ----------
   Net increase (decrease) in net assets resulting
     from operations                                               $  262,839      $ (150,820)
                                                                   ----------      ----------
NET ASSETS:
Beginning of period (initial capitalization - 150,000 shares)       1,349,180       1,500,000
                                                                   ----------      ----------
End of period                                                      $1,612,019      $1,349,180
                                                                   ----------      ----------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended            8/22/02
                                                               9/30/03             to
                                                             (unaudited)         3/31/03
CLASS A (a)
Net asset value, beginning of period                            $ 8.99           $ 10.00
                                                                ------           -------
Increase (decrease) from investment operations:
  Net investment loss                                           $(0.02)          $ (0.01)
  Net realized and unrealized gain (loss) on investments          1.78             (1.00)
                                                                ------           -------
Net increase (decrease) in net assets from investment
  operations                                                    $ 1.76           $ (1.01)
                                                                ------           -------
Net asset value, end of period                                  $10.75           $  8.99
                                                                ------           -------
Total return*                                                    19.58%           (10.10)%
Ratio of net expenses to average net assets                       1.30%**           1.30%**
Ratio of net investment loss to average net assets               (0.34)%**         (0.27)%**
Portfolio turnover rate                                             25%**             11%**
Net assets, end of period (in thousands)                        $1,612           $ 1,349
Ratios with no waiver of management fees and assumption
  of expenses by PIM
   Net expenses                                                   8.48%**          13.80%**
   Net investment loss                                           (7.52)%**        (12.77)%**

(a)  Class A shares were first publicly offered on August 22, 2002.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.


The accompanying notes are an integral part of these financial statements.   17

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Large Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares here been offered to the public. The Fund shares outstanding at September 30, 2003, are owned by PFD. Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At March 31, 2003, the Fund has reclassified $2,219 to decrease accumulated net investment loss and $2,219 to decrease paid in capital. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    There were no distributions paid during the year ended March 31, 2003.

    The following shows components of distributable earnings on a federal income tax basis at March 31, 2003. These amounts do not include the capital loss carryforward.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                  (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         2003
                                                                      ----------
  Undistributed ordinary income                                       $      --
  Undistributed long-term gain                                               --
  Unrealized depreciation                                              (133,449)
                                                                      ---------
  Total                                                               $(133,449)
                                                                      =========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Fund shares during the six months ended September 30, 2003.

D. Security Lending

    The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

E. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.30% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2003, $3,048 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3. Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $808 in transfer agent fees payable to PIMSS at September 30, 2003.

4. Distribution Plans
The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $373 in distribution fees payable to PFD at September 30, 2003.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended September 30, 2003, the Fund's expenses were not reduced under such arrangements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

*Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[PIONEER INVESTMENT(R) LOGO]

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109                                        14303-00-1103
www.pioneerfunds.com                    (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 26, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 26, 2003

* Print the name and title of each signing officer under his or her signature.